COMMITMENTS AND CONTINGENCIES - Minimum Lease Payments under Non-Cancellable Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
2014	$ 16,136
2015	12,963
2016	9,172
2017	8,676
2018	8,727
Over 2018	77,086
Total minimum lease payments	$ 132,760